Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GE INVESTMENTS FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Class 3 Shares | Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Total Return Fund Class 3 GETTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated from the previous fiscal year to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. GE Asset Management utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. The Fund also seeks to provide attractive risk adjusted returns relative to the Fund’s three broad-based benchmarks by tactically adjusting its asset allocation among the underlying indexed strategies. Based on GE Asset Management’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of the desired broad-based indexes.

With respect to approximately 50-70% of its assets, the Fund seeks to track the investment performance of the S&P 500® Index and/or the MSCI® ACWI ex-U.S. Index. The investment adviser determines the allocation between the two indexes, which can vary over time and which can involve a full allocation to one index. The S&P 500® Index represents the market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of the large-capitalization U.S. stock market performance. The MSCI® ACWI ex-U.S. Index represents the market capitalization-weighted index of stocks designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets. The sub-adviser uses a replication indexing strategy to track the investment performance of the S&P 500® Index and the MSCI® ACWI ex-U.S. Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in a benchmark index in approximately the same proportions as the benchmark index.

With respect to approximately 30-50% of its assets, the Fund seeks to track the investment performance of the Barclays U.S. Aggregate Bond Index, which represents a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Barclays U.S. Aggregate Bond Index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market. The sub-adviser uses a representative sampling indexing strategy to manage the bond portion of the Fund’s assets. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to a benchmark index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the benchmark index. The Fund might or might not hold all of the securities that comprise the benchmark index.

To a lesser extent, the investment adviser may also allocate a portion of the Fund’s assets to track the investment performance of the S&P MidCap 400® Index and/or the Russell 2000® Index, when the investment adviser believes that these indexes can provide attractive relative returns.

		The Fund may invest in cash or money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity. The Fund may also use exchange-traded funds and derivatives (such as options, futures and options on futures) to gain exposure to a certain type of broad-based index (such as equity futures of a broad-based index) as an alternative to investing directly in the securities representing such index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Passive Strategy Risk: The Fund allocates its assets among various asset classes, each of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Mid-Cap Company Risk is that the risk of investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

		It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Prior to January 23, 2013 the Fund’s underlying strategies were actively managed. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-493-3042
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 11.31% (quarter ended June 30, 2009) Lowest -15.94% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (for the periods ended December 31, 2012)
Class 3 Shares | Total Return Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expenses Reimbursed/Fees Waived by Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	1,060
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	273
5 Years	rr_ExpenseExampleNoRedemptionYear05	476
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,060
2007	rr_AnnualReturn2007	11.56%
2008	rr_AnnualReturn2008	(29.37%)
2009	rr_AnnualReturn2009	20.57%
2010	rr_AnnualReturn2010	9.37%
2011	rr_AnnualReturn2011	(3.10%)
2012	rr_AnnualReturn2012	12.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.94%)
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Class 3 Shares | Total Return Fund | S&P 500® Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2006
Class 3 Shares | Total Return Fund | Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2006
Class 3 Shares | Total Return Fund | MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2006

[1]	The expense information in the table has been restated from the previous fiscal year to reflect current management fees.
[2]	(includes an Investor Service Plan fee of 0.20% of the average daily net assets)
[3]	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with GE Investments Funds, Inc. (the “Company”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2014, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.